FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
14.	FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES

The majority of the Company’s transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a material negative effect on the value of the Company’s cash flows.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets that are recorded on the Balance Sheet at fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other financial assets.

-	The carrying value of cash and cash equivalents and marketable securities, is a reasonable estimate of fair value.
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The estimated fair value for the long-term debt is considered to be approximately equal to the carrying values, adjusted for deferred financing cost presented as a reduction of the nominal borrowing amounts, since it bears spreads and variable interest rates which approximate market rates.

The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2024 and 2023, are as follows:

All figures in USD ‘000 Recurring:	Fair Value Hierarchy Level	2024 Fair Value	2024 Carrying Value	2023 Fair Value	2023 Carrying Value
Cash and Cash Equivalents	1	39,177	39,177	31,078	31,078
Restricted Cash	1	5,207	5,207	2,283	2,283
2019 Senior Secured Credit Facility including $30 million Accordion Loan	2	(72,561)	(72,494)	(84,640)	(84,155)
Financing of 2018-built Vessels	2	(78,101)	(77,241)	(87,239)	(86,145)
Financing of 2022-built Vessels	2	(73,836)	(73,028)	(79,351)	(78,425)
Financing of Nordic Hawk	2	(47,524)	(46,941)	(53,540)	(52,871)